Shareholder Fees - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO	Apr. 01, 2025 USD ($)
FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity Massachusetts Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none